IMPAIRMENT - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2022 $ / oz	Dec. 31, 2021 $ / $ $ / $ $ / oz	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $
IMPAIRMENT
Inflation		2.00%	2.00%
Minimum
IMPAIRMENT
Gold price per oz	1,700	1,600
WACC	5.80%	6.00%
NAV multiple			1.06
Foreign exchange rates		0.79		0.75	1.00
Maximum
IMPAIRMENT
Gold price per oz	1,800	1,800
WACC	9.70%	7.90%
NAV multiple			1.21
Foreign exchange rates		1.00			1.00	0.80